Long-term investments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	May 27, 2024
Schedule of Equity Method Investments [Line Items]
Fair value of support provided			$ 7,681	$ 12,666
Unrealized loss on long-term investments	$ (172,904)	$ 311,410	(14,572)	$ 132,026
Renewable Energy Group
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest in partnerships and joint ventures	352,983		352,983		$ 456,393
Letters of credit, Guarantee amount	132,022		132,022
Renewable Energy Group | Variable Interest Entity, Not Primary Beneficiary
Schedule of Equity Method Investments [Line Items]
Net assets	90,471		90,471		179,728
Atlantica
Schedule of Equity Method Investments [Line Items]
Equity interest (percent)						42.20%
Cash pursant per share (in dollars per share)						$ 22.00
Atlantica | Bidco
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired (percent)						100.00%
Texas Coastal Wind Facilities
Schedule of Equity Method Investments [Line Items]
Capital account contributions			9,074
Project construction			2,216
Unrealized loss on long-term investments	24,212		34,246		$ 0
Recognized loss on investments	$ 0		$ 8,481